Commitments - Summary of Contractual Obligations (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	$ 6,275
Leases	1,624	[1]
Total debt and other financial obligations	7,899	[2]
Interest payments on debt	1,821	[3]
Pension plans and other benefits	1,503	[4]
Acquisition of property, plant and equipment	441	[5]
Purchases of raw materials, fuel and energy	2,971	[6]
Total contractual obligations	14,635
Less than 1 year [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	25
Leases	340	[1]
Total debt and other financial obligations	365	[2]
Interest payments on debt	369	[3]
Pension plans and other benefits	173	[4]
Acquisition of property, plant and equipment	286	[5]
Purchases of raw materials, fuel and energy	674	[6]
Total contractual obligations	1,867
1-3 years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	1,614
Leases	493	[1]
Total debt and other financial obligations	2,107	[2]
Interest payments on debt	595	[3]
Pension plans and other benefits	300	[4]
Acquisition of property, plant and equipment	155	[5]
Purchases of raw materials, fuel and energy	1,043	[6]
Total contractual obligations	4,200
3-5 Years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	1,734
Leases	282	[1]
Total debt and other financial obligations	2,016	[2]
Interest payments on debt	464	[3]
Pension plans and other benefits	296	[4]
Acquisition of property, plant and equipment	0	[5]
Purchases of raw materials, fuel and energy	643	[6]
Total contractual obligations	3,419
More than 5 Years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	2,902
Leases	509	[1]
Total debt and other financial obligations	3,411	[2]
Interest payments on debt	393	[3]
Pension plans and other benefits	734	[4]
Acquisition of property, plant and equipment	0	[5]
Purchases of raw materials, fuel and energy	611	[6]
Total contractual obligations	$ 5,149

[1]	Represent nominal cash flows. As of December 31, 2023, the NPV of future payments under the Company’s lease contracts was $1,258, of which, $325 refers to payments from 1 to 3 years and $185 refers to payments from 3 to 5 years.
[2]	The schedule of debt payments, which includes current maturities, does not consider the effect of any refinancing of debt that may occur during the following years. In the past, Cemex has replaced its long-term obligations for others of a similar nature.
[3]	Estimated cash flows on floating rate denominated debt were determined using the floating interest rates in effect as of December 31, 2023.
[4]	Represents estimated annual payments under these benefits for the next ten years (note 19), including the estimate of new retirees during such future years.
[5]	Refers mainly to the expansion of a cement production line in the Philippines.
[6]	Future payments for the purchase of raw materials are presented based on contractual nominal cash flows. Future nominal payments for energy were estimated for all contractual commitments based on an aggregate average expected consumption per year using the future prices of energy established in the contracts for each period. Future payments also include Cemex’s commitments for the purchase of fuel. In addition, includes a contractual commitment with Neoris over a 5-year contract from 2023 until 2027 for the acquisition by Cemex of digitalization services and solutions for an annual amount of $55. Moreover, it includes the Company’s commitments with six vendors for back-office services for an average annual amount of $60.